Description of the Business and Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Assets, held for sale	$ 16,700,000	$ 0
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life minimum (in years)	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life minimum (in years)	16 years